Note 13 - Subsequent Event (Details Textual) - USD ($) $ in Millions	Nov. 16, 2020	Sep. 30, 2020
Ownership Percentage in Subsidiaries		57.97%
Subsequent Event [Member] | SEED Therapeutics Inc. [Member]
Ownership Percentage in Subsidiaries	60.00%
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Subsequent Event [Member]
Collaborative Arrangement, Upfront Cash Payment	$ 10
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Subsequent Event [Member] | Maximum [Member]
Collaborative Arrangement, Equity Investment	$ 780